 EX-2

Wells Fargo Bank, N.A.

ABS-15G Explanatory Notes

This is an amendment to our February 12, 2016 Form ABS-15G filing for the reporting period October 1, 2015 to December 31, 2015, filed to add the activity shown in the table rows relating to 658714, 698091, 719249, 723256, 737812, 880365, 880390, 888997, 890876, AB2758, AD1644, AG8953, AI7162 AI8471, AJ1915, AJ1930, AJ1965, AJ6114, AK2399, AK2830, AK8290, AK8311, AL1770, AM2574, AM4969, AN6616, AO1026, AO1093, AO1102, AO6679, AO6779, AP4658, AP4660, AR9041 and to update the figures in the Total by Asset Class row.

In connection with the preparation of this filing, we have gathered the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer ("Covered Transactions"), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets ("Repurchases") that is required to be reported on Form ABS-15G ("Reportable Information"), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records ("Demand Entities"), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.

Wells Fargo Bank, N.A. is an issuer of Ginnie Mae mortgage-backed securities. The information reported herein with respect to these securities consist of repurchases of defective mortgage loans (as such term is defined in the Ginnie Mae guide) from the applicable pool, regardless of whether an actual demand to repurchase such mortgage loans was ever made by Ginnie Mae.

Except with respect to Ginnie Mae mortgage-backed securities as described above, correspondence received during the reporting period from any insurers which could subsequently result in a repurchase obligation are not captured herein unless such correspondence is accompanied by a demand.

This report includes activity initiated by Wells Fargo Bank, N.A.

The repurchase activity reported herein is described in terms of a particular loan's status as of the end of the reporting period.   Loans which have been subject to one or more previous repurchase demands and for which a new demand has been issued in this reporting period will not have a corresponding entry in columns g-i, however the status of such new demand will be shown. (For columns j-x)

In the event a demand was received in prior reporting periods, such activity is being reported as assets pending repurchase or replacement within the cure period (columns m/n/o) or as demand in dispute (columns p/q/r), as applicable, until the earlier of the reporting of (i) the repurchase or replacement of such asset (columns j/k/l), (ii) the withdrawal of such demand (columns s/t/u), or (iii) the rejection of such demand (columns v/w/x), as applicable.

Where an underlying asset has paid off or otherwise been liquidated by or on behalf of the issuing entity (other than via a repurchase by the obligated party) during or prior to this reporting period, the corresponding principal balance utilized in calculating columns (g) through (x) shall be zero.

"Originator" generally refers to the party identified in securities offering materials at the time of issuance for purposes of meeting applicable SEC disclosure requirements. However, with respect to Ginnie Mae mortgage backed securities, Wells Fargo is listed as the "Originator" as it originated or acquired, through its retail, wholesale, and correspondent channels, mortgage loans underwritten pursuant to applicable Ginnie Mae guidelines. (For columns c-f)

Includes only new demands received during the reporting period. (For columns g-i)

Includes assets for which a reimbursement payment is in process and where the asset has been otherwise liquidated by or on behalf of the issuing entity at the time of initiation of such reimbursement process. (For columns j-l)

Includes assets which are subject to a demand and within the cure period, but where no decision has yet been made to accept or contest the demand. (For columns m-o)

Includes assets pending repurchase or replacement outside of the cure period. (For columns p-r)

Includes assets for which a reimbursement payment is in process, and where the asset has not been repurchased or replaced. Also includes assets for which the requesting party rescinds or retracts the demand in writing. (For columns s-u)